Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		6 Months Ended		12 Months Ended
	May 25, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	May 22, 2023	Dec. 31, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies
Unrecognized tax benefits				$ 403,000		$ 269,000	$ 156,000
Unrecognized tax benefits accrued for interest and penalties				0
Antidilutive securities excluded from computation of earnings per share		5,176,366	1,549,621
Graf Acquisition Corp. IV [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Cash equivalents		$ 0		$ 0		0
Maturity term of U.S. government securities				185 days
Cash, FDIC insured amount				$ 250,000		250,000
Unrecognized tax benefits		0		0		0
Unrecognized tax benefits accrued for interest and penalties		$ 0		$ 0		$ 0
Common stock shares subject to possible redemption		6,083,500			11,078,000
Graf Acquisition Corp. IV [Member] | Common Stock
Basis of Presentation and Summary of Significant Accounting Policies
Common stock shares subject to possible redemption					11,078,000
Graf Acquisition Corp. IV [Member] | Initial Public Offering
Basis of Presentation and Summary of Significant Accounting Policies
Number of units sold in Initial Public Offering (in shares)	15,000,000
Antidilutive securities excluded from computation of earnings per share				8,153,833
Graf Acquisition Corp. IV [Member] | Initial Public Offering | Common Stock
Basis of Presentation and Summary of Significant Accounting Policies
Number of units sold in Initial Public Offering (in shares)		8,153,833		17,161,500
Common stock shares subject to possible redemption		17,161,500